Differences Between Income Tax Provision on Income from Continuing Operations at Federal Statutory Income Tax Rate and Tax Provision shown in Accompanying Consolidated Statements of Income (Parenthetical) (Detail)
	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Schedule Of Effective Tax Rates Line Items
Statutory tax rate	35.00%	35.00%	35.00%